FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway,
                            San Mateo, CA 94403-1906


                                                               Karen L. Skidmore
                                                Senior Associate General Counsel
                                                         Telephone: 650.312.5651
                                                         Facsimile: 650.525.7059
                                                       e-mail: KSKIDMORE@FRK.COM

                                   May 7, 2007


FILED VIA EDGAR (CIK #0000837274)

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE: Franklin Templeton Variable Insurance Products Trust (the "Trust") File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that each form of Prospectus and Statement of Additional Information for the Trust that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (the "Post-Effective Amendment"), which was filed electronically with the Securities and Exchange Commission on April 30, 2007. Each form of Prospectus used reflects only the Series being offered but all forms of prospectuses used are contained in the Post-Effective Amendment.


Sincerely,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


/S/KAREN L. SKIDMORE
Karen L. Skidmore
Vice President and Secretary